Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Fair values of the assets acquired and liabilities assumed
The following table summarizes the fair values of the Raycom, Cordillera and Nexstar-Tribune assets acquired and liabilities assumed at the closing dates. The allocation of purchase price for the Cordillera and Nexstar-Tribune acquisitions reflect preliminary fair values.

(in thousands)	Raycom	Cordillera	Nexstar- Tribune	Total

Accounts receivable	$—	$26,264	$—	$26,264
Current portion of programming	—	—	11,997	11,997
Other current assets	—	986	3,541	4,527
Property and equipment	11,721	53,734	61,864	127,319
Operating lease right-of-use assets	296	4,667	82,447	87,410
Programming (less current portion)	—	—	9,830	9,830
Goodwill	18,349	252,920	164,457	435,726
Indefinite-lived intangible assets - FCC licenses	6,800	26,700	176,000	209,500
Amortizable intangible assets:
Television network affiliation relationships	17,400	169,400	181,000	367,800
Advertiser relationships	700	5,900	7,100	13,700
Other intangible assets	—	13,000	—	13,000
Accounts payable	—	(15)	—	(15)
Accrued expenses	—	(3,983)	(1,820)	(5,803)
Current portion of programming liabilities	—	—	(16,211)	(16,211)
Other current liabilities	—	(280)	(3,035)	(3,315)
Programming liabilities	—	—	(15,079)	(15,079)
Operating lease liabilities	(296)	(4,387)	(79,766)	(84,449)
Net purchase price	$54,970	$544,906	$582,325	$1,182,201
The following table summarizes the final fair values of the Triton assets acquired and liabilities assumed at the closing date.

(in thousands)

Cash	$10,515
Accounts receivable	8,879
Other current assets	679
Property and equipment	705
Goodwill	80,656
Other intangible assets	75,000
Accounts payable	(1,895)
Accrued expenses	(3,332)
Other current liabilities	(18)
Deferred tax liability	(10,976)
Total purchase price	$160,213
The following table summarizes the final fair values of the Katz assets acquired and liabilities assumed at the closing date.

(in thousands)

Cash	$21,372
Accounts receivable	44,306
Current portion of programming	36,218
Intangible assets	32,300
Goodwill	203,760
Programming (less current portion)	52,908
Other assets	11,356
Accounts payable and accrued liabilities	(29,339)
Current portion of programming liabilities	(32,877)
Programming liabilities	(37,692)
Net purchase price	$302,312

Pro forma results of operations

	For the years ended December 31,
(in thousands, except per share data) (unaudited)	2019	2018

Operating revenues	$1,572,493	$1,568,360
Income (loss) from continuing operations attributable to the shareholders of The E.W. Scripps Company	(18,657)	42,426
Income (loss) per share from continuing operations attributable to the shareholders of The E.W. Scripps Company
Basic	$(0.23)	$0.51
Diluted	(0.23)	0.51